Legal, competition and regulatory matters (Narrative) (Details) £ in Millions, $ in Millions	1 Months Ended				6 Months Ended			12 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 USD ($)	Jan. 31, 2017 GBP (£)	Sep. 30, 2013 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 GBP (£) lawsuits	Dec. 31, 2012 GBP (£)	Dec. 31, 2008 GBP (£)
Disclosure of contingent liabilities [line items]
Losses on litigation settlements					£ 19.0		£ 68.0
Investigations into certain advisory services agreements and other matters and civil action [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability					In 2008, Barclays Bank PLC and Qatar Holdings LLC entered into two advisory service agreements (the Agreements). The Financial Conduct Authority (FCA) conducted an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and November 2008 (the Capital Raisings) and therefore should have been disclosed in the announcements or public documents relating to the Capital Raisings. In 2013, the FCA issued warning notices (the Notices) finding that Barclays PLC and Barclays Bank PLC acted recklessly and in breach of certain disclosure-related listing rules, and that Barclays PLC was also in breach of Listing Principle 3. The financial penalty provided in the Notices is £50m. Barclays PLC and Barclays Bank PLC continue to contest the findings. Following the conclusion of the Serious Fraud Office (SFO) proceedings against certain former Barclays executives resulting in their acquittals, the FCA proceedings, which were stayed, have resumed. All charges brought by the SFO against Barclays PLC and Barclays Bank PLC in relation to the Agreements were dismissed in 2018.	In 2008, Barclays Bank PLC and Qatar Holdings LLC entered into two advisory service agreements (the Agreements). The Financial Conduct Authority (FCA) conducted an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and November 2008 (the Capital Raisings) and therefore should have been disclosed in the announcements or public documents relating to the Capital Raisings. In 2013, the FCA issued warning notices (the Notices) finding that Barclays PLC and Barclays Bank PLC acted recklessly and in breach of certain disclosure-related listing rules, and that Barclays PLC was also in breach of Listing Principle 3. The financial penalty provided in the Notices is £50m. Barclays PLC and Barclays Bank PLC continue to contest the findings. Following the conclusion of the Serious Fraud Office (SFO) proceedings against certain former Barclays executives resulting in their acquittals, the FCA proceedings, which were stayed, have resumed. All charges brought by the SFO against Barclays PLC and Barclays Bank PLC in relation to the Agreements were dismissed in 2018.
FCA Proceedings and other investigations [Member]
Disclosure of contingent liabilities [line items]
Loss contingency, Financial penalty warning				£ 50.0
Civil action [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability					PCP Capital Partners LLP and PCP International Finance Limited (PCP) are seeking damages of approximately £1.6bn from Barclays Bank PLC for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. Barclays Bank PLC is defending the claim and trial commenced in June 2020.	PCP Capital Partners LLP and PCP International Finance Limited (PCP) are seeking damages of approximately £1.6bn from Barclays Bank PLC for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. Barclays Bank PLC is defending the claim and trial commenced in June 2020.
Loss Contingency, Damages Sought, claimed amounts, Value					£ 1,600.0
Investigations into LIBOR and other benchmarks [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability					Regulators and law enforcement agencies, including certain competition authorities, from a number of governments have conducted investigations relating to Barclays Bank PLC’s involvement in allegedly manipulating certain financial benchmarks, such as LIBOR. The SFO has closed its investigation with no action to be taken against the Barclays Group. Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Barclays Group and other banks in relation to the alleged manipulation of LIBOR and/or other benchmarks. Certain actions remain pending.	Regulators and law enforcement agencies, including certain competition authorities, from a number of governments have conducted investigations relating to Barclays Bank PLC’s involvement in allegedly manipulating certain financial benchmarks, such as LIBOR. The SFO has closed its investigation with no action to be taken against the Barclays Group. Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Barclays Group and other banks in relation to the alleged manipulation of LIBOR and/or other benchmarks. Certain actions remain pending.
USD LIBOR Cases in MDL Court [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability					The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes before a single judge in the US District Court in the Southern District of New York (SDNY).	The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes before a single judge in the US District Court in the Southern District of New York (SDNY).
Number of lawsuits with specified damages sought | lawsuits										3
USD LIBOR Cases in MDL Court [Member] | Lawsuits with specified damages sought [Member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value											£ 900.0
USD LIBOR Cases in MDL Court [Member] | Exchange-Based Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements					£ 20.0
USD LIBOR Cases in MDL Court [Member] | Debt Securities Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements					£ 7.1
Foreign Exchange investigations [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability					In 2015, the Barclays Group reached settlements totalling approximately $2.38bn with various US federal and state authorities and the FCA in relation to investigations into certain sales and trading practices in the Foreign Exchange market. Under the related plea agreement with the US Department of Justice (DoJ), which received final court approval in January 2017, the Barclays Group agreed to a term of probation of three years, which expired in January 2020. The Barclays Group also continues to provide relevant information to certain authorities.	In 2015, the Barclays Group reached settlements totalling approximately $2.38bn with various US federal and state authorities and the FCA in relation to investigations into certain sales and trading practices in the Foreign Exchange market. Under the related plea agreement with the US Department of Justice (DoJ), which received final court approval in January 2017, the Barclays Group agreed to a term of probation of three years, which expired in January 2020. The Barclays Group also continues to provide relevant information to certain authorities.
Losses on litigation settlements										£ 2,380.0
Number of years probation			3 years
Foreign Exchange investigations [Member] | Fines settlement [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			£ 210.0
Foreign Exchange investigations [Member] | Violation of NPA [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			£ 27.0
Consolidated FX Action [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements								£ 384.0
US residential and commercial mortgage-related activity and litigation [Member] | Originated and sold to third parties by Acquired Subsidiary [Member] | RMBS Repurchase Requests [Member]
Disclosure of contingent liabilities [line items]
Original unpaid principal balance at time of sale					£ 2,100.0
Government and agency securities civil actions and related matters [Member] | Barclays PLC [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $									$ 5.7
Government and agency securities civil actions and related matters [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $						$ 87.0
Civil actions in respect of the US Anti-Terrorism Act [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability					There are a number of civil actions, on behalf of more than 4,000 plaintiffs, filed in US federal courts in the US District Court in the Eastern District of New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank PLC and those banks engaged in a conspiracy to facilitate US dollar-denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed plaintiffs or plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the provisions of the US Anti-Terrorism Act, which allow for the trebling of any proven damages.	There are a number of civil actions, on behalf of more than 4,000 plaintiffs, filed in US federal courts in the US District Court in the Eastern District of New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank PLC and those banks engaged in a conspiracy to facilitate US dollar-denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed plaintiffs or plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the provisions of the US Anti-Terrorism Act, which allow for the trebling of any proven damages.
BDC Finance LLC [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability					In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court, demanding damages of $298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement). Following a trial on certain liability issues, the court ruled in December 2018 that Barclays Bank PLC was not a defaulting party, which was affirmed on appeal. Barclays Bank PLC’s counterclaim against BDC remains pending.	In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court, demanding damages of $298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement). Following a trial on certain liability issues, the court ruled in December 2018 that Barclays Bank PLC was not a defaulting party, which was affirmed on appeal. Barclays Bank PLC’s counterclaim against BDC remains pending.
Litigation settlements approved, value												£ 298.0
HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax [Member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value | $		$ 181.0
HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax [Member] | Barclays PLC [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value	£ 53.0
Information about contingent liabilities that disclosure is not practicable
HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax [Member] | Barclays UK PLC [member] | Barclays PLC [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value	£ 128.0